SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of long-lived assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment losses for long-lived assets	¥ 0	¥ 0	¥ 0